Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details)	Jun. 30, 2025	Dec. 31, 2024
Implied volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.800	0.850
Risk-free rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.037	0.040